Financial and capital risks management (Tables)	12 Months Ended
Dec. 31, 2021
Financial and capital risks management
Loss allowances for accounts receivable and contract assets under lifetime ECLs measurement

	Gross carrying
As at 31 December 2021	amount	ECL	Loss allowance

Receivables from domestic sales of power	37,859,874	0.00%	—
Receivables from domestic sales of heat	1,617,222	0.00%	—
Receivables from overseas sales of power	1,263,094	0.58%	7,334
Receivables from domestic sales of others	189,162	0.00%	—
Receivables from overseas sales of others	361	0.00%	—

	40,929,713		7,334

Loss allowances for other receivables under lifetime ECLs measurement

	Gross carrying
Other receivables	amount	Loss allowance

Current (not past due)	3,707,047	179,954
Within 1 year past due	—	—
1 - 3 years past due	—	—
More than 3 years past due	41,274	40,872
	3,748,321	220,826

Assets and liabilities measured at fair value

	Level 1	Level 2	Level 3	Total
Recurring fair value measurements
Assets
Accounts receivable at fair value through other comprehensive income (Note 18)	—	277,781	—	277,781
Derivatives used for hedging (Note 13)	—	722,211	—	722,211
Other equity instrument investments (Note 10)	6,865	—	722,205	729,070
Total assets	6,865	999,992	722,205	1,729,062
Liabilities
Derivatives used for hedging (Note 13)	—	140,357	—	140,357
Total liabilities	—	140,357	—	140,357

	Level 1	Level 2	Level 3	Total
Recurring fair value measurements
Assets
Accounts receivable at fair value through other comprehensive income (Note 18)	—	1,255,888	—	1,255,888
Derivatives used for hedging (Note 13)	—	184,733	—	184,733
Other equity instrument investments (Note 10)	6,662	—	658,284	664,946
Total assets	6,662	1,440,621	658,284	2,105,567
Liabilities
Derivatives used for hedging (Note 13)	—	295,001	—	295,001
Total liabilities	—	295,001	—	295,001

Summary of significant unobservable inputs to the valuation of financial instruments together with a quantitative sensitivity analysis

Significant
	Valuation technique	Unobservable input	Range	Sensitivity of fair value to the input

Unlisted equity investments	Valuation multiples	Average P/B	2021: 1.05 to 1.15	10% increase/decrease in multiple would result in increase/decrease in fair value by RMB52.68 million.
		Discount for lack of marketability	2021: 22.17% to 24.39%	10% increase/decrease in multiple would result in decrease/increase in fair value by RMB15.01 million.

Movements of contingent consideration during the period in the balance of the Level 3 fair value measurements

	As at 31 December
	2021	2020
Contingent consideration
Beginning of the year	—	457,727
Movements:
Profit compensation received from Huaneng Group	—	(457,727)
End of the year	—	—
Total gains for the year included in profit or loss for assets held at the end of the reporting period	—	—

Movements of other equity instrument investments during the period in the balance of the Level 3 fair value measurements

	As at 31 December
	2021	2020
Other equity instrument investments
Beginning of the year	658,284	770,828
Addition	111,313	61,713
Disposal	(382)	—
Fair value changes	(47,010)	(174,257)
End of the year	722,205	658,284
Changes in fair value recognized in other comprehensive income for the year	(35,258)	(130,692)